UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 83.8%
	AEROSPACE/DEFENSE – 1.3%
7,450	Rockwell Collins, Inc.	$470,244

	BANKS – 3.3%
25,000	Bank of New York Mellon Corp.	699,750
7,975	State Street Corp.	471,243
		1,170,993
	BIOTECHNOLOGY – 0.3%
8,750	NPS Pharmaceuticals, Inc.*	89,162

	CHEMICALS – 4.0%
12,000	Mosaic Co.	715,320
17,500	Potash Corp. of Saskatchewan, Inc.	686,875
		1,402,195
	COMMERCIAL SERVICES – 3.2%
70,000	Monster Worldwide, Inc.*	354,900
16,500	Strayer Education, Inc.	798,270
		1,153,170
	DIVERSIFIED FINANCIAL SERVICES – 4.6%
13,100	CME Group, Inc.	804,209
26,000	LPL Financial Holdings, Inc.	838,240
		1,642,449
	ELECTRIC – 2.8%
29,000	Exelon Corp.	999,920

	HOLDING COMPANIES-DIVERSIFIED – 4.3%
55,000	Leucadia National Corp.1	1,508,650

	INSURANCE – 7.0%
28,000	American International Group, Inc.*	1,086,960
31,500	Loews Corp.1	1,388,205
		2,475,165
	INTERNET – 3.4%
51,400	Yahoo!, Inc.*	1,209,442

	MEDIA – 4.1%
26,000	DIRECTV*	1,471,860

	OIL & GAS – 5.2%
14,000	Devon Energy Corp.	789,880
35,000	Suncor Energy, Inc.	1,050,350
		1,840,230
	OIL & GAS SERVICES – 2.0%
18,000	Halliburton Co.	727,380

	PHARMACEUTICALS – 15.4%
35,000	AbbVie, Inc.1	1,427,300
24,000	Express Scripts Holding Co.*	1,383,600

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (continued)
	PHARMACEUTICALS (Continued)
22,010	GlaxoSmithKline PLC - ADR	$1,032,489
41,000	Teva Pharmaceutical Industries Ltd. - ADR	1,626,880
		5,470,269
	RETAIL – 6.6%
15,000	Bed Bath & Beyond, Inc.*	966,300
23,000	Ross Stores, Inc.	1,394,260
		2,360,560
	SEMICONDUCTORS – 2.2%
35,800	Intel Corp.	782,230

	SOFTWARE – 6.3%
43,700	Microsoft Corp.	1,250,257
30,000	Oracle Corp.	970,200
		2,220,457
	TELECOMMUNICATIONS – 5.8%
25,000	Cisco Systems, Inc.	522,750
11,300	SBA Communications Corp.*	813,826
25,000	Vodafone Group PLC - ADR	710,250
		2,046,826
	TRANSPORTATION – 2.0%
19,900	Expeditors International of Washington, Inc.	710,629

	TOTAL COMMON STOCKS (Cost $28,637,105)	29,751,831

	EXCHANGE-TRADED FUNDS – 2.5%
42,000	ProShares Short Russell2000 - ETF*	901,740

	TOTAL EXCHANGE-TRADED FUNDS (Cost $944,468)	901,740

Number of Contracts

	PURCHASED OPTION CONTRACTS – 0.1%
	CALL OPTIONS – 0.1%
	ITT Educational Services, Inc.
300	Exercise Price: $20, Expiration Date: January 18, 2014*	30,900

	TOTAL PURCHASED OPTION CONTRACTS (Cost $75,900)	30,900

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 15.8%
5,622,239	UMB Money Market Fiduciary, 0.01%	$5,622,239

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,622,239)	5,622,239

	TOTAL INVESTMENTS – 102.2% (Cost $35,279,712)	36,306,710
	Liabilities in excess of other assets – (2.2)%	(798,137)

	TOTAL NET ASSETS – 100.0%	$35,508,573

Number of Contracts

	SECURITIES SOLD SHORT – (0.3)%
	WRITTEN OPTION CONTRACTS – (0.3)%
	PUT OPTIONS – (0.3)%
	ITT Educational Services, Inc.
(500)	Exercise Price: $13, Expiration Date: January 18, 2014*	$(120,000)

	TOTAL SECURITIES SOLD SHORT (Cost $78,223)	$(120,000)

ADR – American Depository Receipt
PLC – Public Limited Company

* Non-income producing security.
1 Cash and all or a portion of this security is segregated as collateral for securities sold short.  The aggregate value of segregated securities is $2,636,503.

 See accompanying Notes to Schedule of Investments.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Note 1 – Organization
Oakseed Opportunity Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2013 (Unaudited)

Note 3 – Federal Income Taxes
At March 31, 2013, gross unrealized appreciation and (depreciation) on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$35,279,712

Gross unrealized appreciation	$1,470,468
Gross unrealized depreciation	(443,470)

Net unrealized appreciation on investments	$1,026,998

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2013 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$29,751,831	$-	$-	$29,751,831
Exchange-Traded Fund	901,740	-	-	901,740
Short-Term Investments	5,622,239	-	-	5,622,239
Total Investments	36,275,810	-	-	36,275,810
Other Financial Instruments
Option Contracts	30,900	-	-	30,900
Total Other Financial Instruments	30,900	-	-	30,900
Total Assets	$36,306,710	$-	$-	$36,306,710

Liabilities
Other Financial Instruments
Written Option Contracts	$(120,000)	$-	$-	$(120,000)
Total Liabilities	$(120,000)	$-	$-	$(120,000)

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	5/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	5/24/13

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/24/13